ACQUISITIONS AND DROP DOWN TRANSACTIONS - Revenue and Net Income (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Business Acquisition [Line Items]
Combined revenues	$ 135,805	$ 90,571
Combined net loss	$ (583)	(3,665)
Summit Midstream Partners, LP
Business Acquisition [Line Items]
Combined revenues		81,704
Combined net loss		(6,410)
Drop Down Assets 2016 Acquisition
Business Acquisition [Line Items]
Combined revenues		8,867
Combined net loss		$ 2,745